Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2021			March 31, 2020
	Current portion of long-term debt	Long-term debt	Total	Line of credit and demand loan	Current portion of long-term debt	Long-term debt	Total
	$	$	$	$	$	$	$
Beginning balance	1,143	52,086	53,229	—	1,000	27,305	28,305
Repayment	—	(49,867)	(49,867)	(3,153)	(4,273)	(50,136)	(57,562)
Proceeds	—	53,471	53,471	—	2,517	61,576	64,093
Total cash flow	—	3,604	3,604	(3,153)	(1,756)	11,440	6,531
Acquisitions	—	—	—	3,153	1,105	11,856	16,114
Amortization of finance costs	—	242	242	—	—	231	231
Interest accretion on balances of purchase payable	—	835	835	—	—	318	318
PPP loan forgiveness	—	(1,898)	(1,898)	—	—	—	—
Impacts of foreign exchange	270	(1,331)	(1,061)	—	—	1,730	1,730
Reclassification Credit Facility (note 10)	31,023	(31,023)	—	—	—	—	—
Reclassification other long-term debt	2,698	(2,698)	—	—	794	(794)	—
Total non cash	33,991	(35,873)	(1,882)	3,153	1,899	13,341	18,393
Ending balance	35,134	19,817	54,951	—	1,143	52,086	53,229